Organization (Details Narrative) (10-K) - $ / shares	Mar. 26, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 22, 2020	Dec. 21, 2020	Sep. 15, 2020	Dec. 31, 2019	May 23, 2019	Mar. 25, 2019
Issuance of reverse stock split shares of common stock	4,000
Reverse stock split	The Company effected a reverse stock split of its shares of common stock on a four thousand (4,000) old for one (1) new basis.
Common stock, shares authorized	750,000	350,000,000	350,000,000	350,000,000	150,000,000		150,000,000	150,000,000	3,000,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred stock, par value		$ 0.001	$ 0.001				$ 0.001
Preferred stock, shares authorized		3,010,000	3,010,000	14,010,000			3,010,000
Preferred Class A [Member] | Imperium Motor Corp [Member]
Business acquisition, number of shares acquired						100
Business acquisition, share price						$ 0.001
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		3,000,000	3,000,000	3,000,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000	10,000	10,000
Series C Convertible Preferred Shares [Member]
Preferred stock, shares authorized				10,000
Series D Convertible Preferred Shares [Member]
Preferred stock, shares authorized				1,000,000
Series E Convertible Preferred Shares [Member]
Preferred stock, shares authorized				5,000,000
Series F Convertible Preferred Shares [Member]
Preferred stock, shares authorized				10,000